Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		191 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash flows used in operating activities
Net loss for the period	$ (12,052,715)	$ (573,012)	$ (464,429)	$ (189,741)	$ (10,834,458)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount			10,839	23,145	132,854
Accrued Interest expense			58,234	46,995	123,244
Accretion of discount on convertible debt	(698,372)
Amortization of intangible asset	1,589
Depreciation of property and equipment	615				4,923
Stock-based compensation	738,024
Write off of accounts payable		(385,000)	(77,000)		(77,000)
Write-down of accounts receivable			41		5,026
Write-down of furniture, fixtures and office equipment					5,165
Write-down of deposit on mineral property	9,970,020		78,000		2,671,199
Write-off of accounts payable	(42,550)			(90,000)	(90,000)
Changes in operating assets and liabilities:
Accounts receivable	(219,106)	41			(5,026)
Prepaid expenses and deposits	(9,834)				26
Accounts payable	397,004	161,606	179,294	155,579	417,784
Accrued liabilities	33,707
Due to related parties	276,227
Net cash used in operating activities	(358,840)	(26,365)	(61,021)	(54,022)	(7,492,263)
Investing activities
Loans receivable advances	5,620
Purchase of property and equipment	766				15,763
Cash acquisition of mineral property					21,835
Cash acquired on purchase of subsidiary	9,696
Net cash provided by investing activities	14,550				(37,598)
Financing activities:
Common shares issued for cash					7,171,198
Subscription received in advance					60,000
Note payable issued for cash					(150,000)
Proceeds from convertible debt	300,000
Proceeds from loans payable	38,937
Proceeds from related parties	7,012	31,622	60,979	53,954	155,533
Net cash provided by financing activities	345,949	31,622	60,979	53,954	7,536,731
Effect of exchange rate changes on cash		(28)		248	(5,776)
Change in cash	1,659	5,229	(42)	180	1,094
Cash, beginning of period	1,094	1,136	1,136	956
Cash, end of period	2,753	6,365	1,094	1,136	1,094
Non-cash investing and financing activities:
Shares and warrants issued for the acquisition of Aero Networks, LLC	1,299,765
Technology intellectual property acquired with convertible debt and share issuance	10,000,300
Gain on extinguishment of related party debt recorded as additional paid-in capital	2,387,957
Interest paid				174	12,480
Income taxes paid